Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating Activities
Net earnings	$ 84,902	$ 272,978	$ 81,565	$ 193,605
Adjustments and items not affecting cash:
Depreciation and amortization	98,161	75,667	195,600	154,547
Deferred taxes	(8,059)	44,896	(33,072)	27,106
Unrealized loss (gain) on derivative financial instruments	1,141	(1,940)	198	(2,179)
Share-based compensation expense	3,189	9,997	4,386	11,640
Cost of equity funds used for construction purposes	(140)	(1,036)	(131)	(2,037)
Change in value of investments carried at fair value	(27,342)	(309,725)	44,402	(118,967)
Pension and post-employment expense in excess of (lower than) contributions	(2,390)	(1,599)	(6,048)	2,784
Distributions received from equity investments, net of income	1,374	1,258	6,911	2,072
Others	4,282	(131)	6,300	(2,141)
Net change in non-cash operating items (note 20)	(51,829)	52,569	(440,346)	(56,629)
Net Cash Provided by (Used in) Operating Activities, Total	103,289	142,934	(140,235)	209,801
Financing Activities
Increase in long-term debt	4,405,745	603,925	6,928,966	1,336,655
Repayments of long-term debt	(4,790,743)	(688,219)	(6,537,824)	(1,073,168)
Issuance of common shares, net of costs	137,941	119,492	266,684	120,257
Cash dividends on common shares	(70,769)	(65,236)	(140,777)	(122,568)
Dividends on preferred shares	(2,276)	(2,017)	(4,490)	(4,157)
Contributions from non-controlling interests and redeemable non-controlling interests (note 3(a) and (c))	698,011	2,649	908,684	2,649
Production-based cash contributions from non-controlling interest	0	0	4,832	3,371
Distributions to non-controlling interests, related party (note 13(b) and (c))	(6,976)	(8,405)	(13,958)	(15,912)
Distributions to non-controlling interests	(2,910)	(3,148)	(3,998)	(7,225)
Payments upon settlement of derivatives	0	0	(33,782)	0
Shares surrendered to fund withholding taxes on exercised share options	(4,243)	(4,644)	(5,052)	(4,644)
Increase in other long-term liabilities	239,771	4,801	278,645	7,201
Decrease in other long-term liabilities	(2,812)	(3,054)	(3,304)	(5,026)
Net Cash Provided by (Used in) Financing Activities, Total	600,739	(43,856)	1,644,626	237,433
Investing Activities
Additions to property, plant and equipment and intangible assets	(407,743)	(186,407)	(703,132)	(342,309)
Increase in long-term investments	(201,179)	(44,078)	(668,385)	(105,167)
Acquisitions of operating entities	0	(7,285)	0	(3,051)
Increase in other assets	(27,405)	(2,398)	(27,852)	(7,764)
Receipt of principal on development loans receivable	0	1,239	0	10,954
Proceeds from sale of long-lived assets	0	0	4,344	415
Net Cash Provided by (Used in) Investing Activities, Total	(636,327)	(238,929)	(1,395,025)	(446,922)
Effect of exchange rate differences on cash and restricted cash	477	2,730	527	(1,750)
Increase (decrease) in cash, cash equivalents and restricted cash	68,178	(137,121)	109,893	(1,438)
Cash, cash equivalents and restricted cash, beginning of period	171,733	222,955	130,018	87,272
Cash, cash equivalents and restricted cash, end of period	239,911	85,834	239,911	85,834
Supplemental disclosure of cash flow information:
Cash paid during the period for interest expense	55,964	54,781	112,325	99,588
Cash paid during the period for income taxes	2,660	877	1,675	1,924
Cash received during the period for distributions from equity investments	35,855	24,906	62,641	50,341
Non-cash financing and investing activities:
Property, plant and equipment acquisitions in accruals	149,069	51,634	149,069	51,634
Issuance of common shares under dividend reinvestment plan and share-based compensation plans	25,300	12,165	55,260	46,012
Property, plant and equipment, intangible assets and accrued liabilities in exchange of note receivable	604	0	87,732	0
Convertible Debentures
Non-cash financing and investing activities:
Issuance of common shares upon conversion of convertible debentures	$ 16	$ 0	$ 16	$ 12